RELATED-PARTY TRANSACTIONS (Details Narrative)				1 Months Ended									4 Months Ended		9 Months Ended	12 Months Ended
	Nov. 25, 2024 USD ($) Integer $ / shares shares	Nov. 22, 2024 shares	Jul. 31, 2024 USD ($) $ / shares shares	Oct. 31, 2024 USD ($) Integer	Sep. 30, 2024 USD ($) Integer $ / shares shares	Aug. 31, 2024 $ / shares shares	Jul. 31, 2024 USD ($) $ / shares shares	May 31, 2024 USD ($)	Apr. 30, 2024 USD ($) $ / shares shares	Mar. 31, 2024 USD ($) bbl Integer $ / shares	Oct. 31, 2023 shares	Jan. 31, 2023 USD ($)	Apr. 28, 2025 $ / shares shares	Apr. 15, 2025 shares	Sep. 30, 2024 Integer $ / shares shares	Dec. 31, 2024 USD ($) Integer $ / shares shares	Dec. 31, 2023 USD ($) bbl Integer $ / shares shares	Apr. 17, 2025 $ / shares	Apr. 01, 2025 $ / shares	Jan. 24, 2025 $ / shares	Jul. 01, 2024 $ / shares shares	Apr. 01, 2024 shares	Feb. 29, 2024 shares	Oct. 30, 2023 shares	Sep. 30, 2023 USD ($)	Dec. 31, 2022 shares
Related Party Transaction [Line Items]
Management fee | $																$ 180,000	$ 180,000
Aggregate principal amount | $																3,758,595	14,270,956
Aggregate cash proceed | $																$ 0	$ 4,675,000
Warrant outstanding											10,000,000					70,000,000	10,000,000							3,000,000
Number of barrels | bbl										600							1,200
Prepayment amount | $												$ 1,000,000
Warrants issued																796,176	116,928
Prepaid warrants exercised						2,816,291
Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants issued													327,868
Class of warrant exercise price | $ / shares													$ 0.001
Class of warrant exercise price | $ / shares																				$ 1.10
6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued																83,333
Class of warrant exercise price | $ / shares					$ 6.00										$ 6.00	$ 6.00
Warrants Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares																					$ 6.00
Warrants term																					5 years
Warrant outstanding, shares																					66,549
Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrant outstanding, shares																3,871,992	507,394
Prepaid warrants exercised																2,816,291
Prepaid Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares													$ 0.001					$ 0.001
Warrant outstanding, shares													1,919,433
Prepaid warrants exercised													1,252,559
Prepaid warrants exercised													1,250,777
Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Trading days | Integer	10
$8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	762,488															725,608
Class of warrant exercise price | $ / shares	$ 8															$ 8
Trading days | Integer	10
Exercise price of the warrant percentage	200.00%
Share conversion threshold period	24 months
$12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	1,524,976															1,451,216
Class of warrant exercise price | $ / shares	$ 12															$ 12
Trading days | Integer	10
Exercise price of the warrant percentage	300.00%
Share conversion threshold period	42 months
$20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	1,906,220															1,814,020
Class of warrant exercise price | $ / shares	$ 20															$ 20
Trading days | Integer	10
Exercise price of the warrant percentage	500.00%
Share conversion threshold period	60 months
IPO [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares	$ 4.00				5.00					$ 4.00					5.00
Class of warrant exercise price | $ / shares	4.00
IPO [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares																			$ 4.00
IPO [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares					6.00										$ 6.00
$12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares	4.00
$20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares	4.00
Common Stock [Member]
Related Party Transaction [Line Items]
Warrant outstanding																								9,500,000
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of barrels | Integer															525
Subscription purchase of shares			11,328				11,328
Class of warrant exercise price | $ / shares					$ 1.838										$ 1.838
Shares of preferred stock					93,789										93,789
Class of warrant exercise price | $ / shares	$ 4.00															$ 5.00
Series A Preferred Stock [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued					937,959										937,959
Class of warrant exercise price | $ / shares					$ 6.00										$ 6.00
Class of warrant exercise price | $ / shares					6.00										6.00
Share price | $ / shares					1.838										1.838
2022 And 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrants converted																507,394
2022 and 2023 Convertible Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount | $	$ 15,278,168
Class of warrant exercise price | $ / shares									$ 6.00
Warrant outstanding, shares									908,334
2022 and 2023 Convertible Notes [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrants converted	507,394
2022 and 2023 Convertible Notes [Member] | IPO [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted	3,312,148
Stock price | $ / shares	$ 4.00
2022 and 2023 Convertible Notes [Member] | Convertible Debt [Member] | Prepaid Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrants converted														1,420,406
2022 and 2023 Convertible Notes [Member] | Convertible Debt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted											1,717,559
Whiskey Special Ops 2023 Notes [Member]
Related Party Transaction [Line Items]
Convertible debt | $	$ 8,526,245								$ 8,678,433								$ 2,975,000
Warrant liability fair value | $	$ 0																1,512,692
Class of warrant exercise price | $ / shares	$ 4.00								$ 5.00
Warrant outstanding, shares	1,657,718								755,919
Share price | $ / shares																$ 1.00
Trading days | Integer																20
Exercise price of the warrant percentage	125.00%															125.00%
Whiskey Special Ops 2023 Notes [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Warrant outstanding, shares	197,013
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Aggregate principal amount | $										$ 10,000,000															$ 5,000,000
Convertible notes payable, fair Value | $									$ 23,311,063
Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member] | Prepaid Warrants [Member]
Related Party Transaction [Line Items]
Warrants converted									546,927							546,927
Whiskey Note [Member]
Related Party Transaction [Line Items]
Debt conversion, original debt, amount | $										500,000
Aggregate principal | $										672,500
Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted	18,728		14,983
Class of warrant exercise price | $ / shares	$ 4.00		$ 5.00				$ 5.00
Accounts Receivable Factoring Agreement [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares			$ 6.00				$ 6.00
Warrant outstanding, shares			86,864				86,864
Accounts Receivable Factoring Agreement [Member] | Common Stock [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued			14,983				14,983
Class of warrant exercise price | $ / shares			$ 5.00				$ 5.00
Accounts Receivable Factoring Agreement [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted							32,963
Accounts receivable factoring arrangement | $							$ 329,633
Common Stock [Member]
Related Party Transaction [Line Items]
Warrant outstanding											9,500,000											69,500,000
Class of warrant exercise price | $ / shares						$ 5.00
Warrant outstanding, shares						19,983
Common Stock [Member] | 2022 and 2023 Convertible Notes [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted																3,312,148
Related Party [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares	$ 5.00
Prepayment amount | $										500,000		$ 1,000,000
Accounts receivable factoring arrangement | $							$ 299,667
Related Party [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted							29,705
Class of warrant exercise price | $ / shares			$ 6.00		$ 6.00		$ 6.00								$ 6.00
Warrant outstanding, shares					321,026										321,026
Related Party [Member] | Warrants Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $			$ 166,667
Warrant outstanding, shares			166,667				166,667
Related Party [Member] | Prepaid Warrants [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrant outstanding, shares													1,203,783
Prepaid warrants exercised													1,117,559
Prepaid warrants exercised													1,115,909
Related Party [Member] | $8 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	128,358															115,456
Related Party [Member] | $12 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	256,716															230,912
Related Party [Member] | $20 Contingent Legacy Shareholder Warrants [Member]
Related Party Transaction [Line Items]
Warrants issued	320,895															288,640
Related Party [Member] | Common Stock [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued			5,000				5,000
Class of warrant exercise price | $ / shares			$ 5.00				$ 5.00
Related Party [Member] | Common Stock [Member] | 5.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted	5,000
Class of warrant exercise price | $ / shares	$ 5.00
Related Party [Member] | Common Stock [Member] | 4.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted	6,250
Class of warrant exercise price | $ / shares	$ 4.00
Related Party [Member] | Common Stock [Member] | Warrants Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Warrant outstanding, shares			44,333				44,333
Related Party [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted						29,661
Stock price | $ / shares	$ 4.00
Number of barrels | Integer															50
Shares of preferred stock					59,001										59,001
Related Party [Member] | Series A Preferred Stock [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Warrants issued					590,045										590,045
Related Party [Member] | Convertible Debt [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted		250,000
Warrants converted		250,000
Related Party [Member] | Convertible 2022 Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Aggregate principal amount | $																	3,982,500
Aggregate cash proceed | $																	2,950,000
Related Party [Member] | 2022 And 2023 Convertible Promissory Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Fair value | $	$ 6,870,236
Related Party [Member] | 2022 and 2023 Convertible Notes [Member]
Related Party Transaction [Line Items]
Convertible notes payable, fair Value | $																$ 0	17,220,203
Warrant liability fair value | $																$ 0	340,918
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member]
Related Party Transaction [Line Items]
Convertible debt | $	3,247,425																800,000
Convertible notes payable, fair Value | $	4,815,132
Warrant liability fair value | $	$ 0																406,774
Warrant outstanding, shares	558,250
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Warrant outstanding																							1,203,783
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member]
Related Party Transaction [Line Items]
Convertible debt | $									$ 3,247,425								$ 800,000
Convertible notes payable, fair Value | $									$ 8,723,321
Warrants converted																	106,667
Related Party [Member] | Whiskey Special Ops 2023 Notes [Member] | Convertible Debt [Member] | IPO [Member]
Related Party Transaction [Line Items]
Stock price | $ / shares																	$ 5.00
Related Party [Member] | Whiskey Note [Member]
Related Party Transaction [Line Items]
Debt conversion, original debt, amount | $										500,000
Aggregate principal | $										$ 672,500
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Warrants converted	10,416		8,333
Class of warrant exercise price | $ / shares	$ 4.00		$ 5.00				$ 5.00
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares			$ 6.00				$ 6.00
Related Party [Member] | Convertible 2022 Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount | $	$ 6,311,250																$ 6,311,250
Aggregate cash proceed | $	4,675,000																4,675,000
Converted price percentage																50.00%
Convertible debt | $	$ 4,422,379																$ 252,621
Related Party [Member] | 2023 Barrel Production Contract [Member]
Related Party Transaction [Line Items]
Number of barrels | Integer										600							1,200
Related Party [Member] | May 2024 Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $								$ 100,000
Factoring arrangement fees percentage								10.00%
Accounts receivable factoring arrangement | $								$ 10,000
Accounts receivable factoring arrangement, amount payable | $							$ 113,285
Related Party [Member] | Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Factoring arrangement fees percentage							10.00%
Accounts receivable factoring arrangement | $							$ 29,966
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted			8,333
Class of warrant exercise price | $ / shares			$ 5.00				$ 5.00
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | 6.00 Warrant [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted			48,073
Class of warrant exercise price | $ / shares			$ 6.00				$ 6.00
Related Party [Member] | Accounts Receivable Factoring Agreement [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Convertible promissory notes converted			18,333
Related Party [Member] | Barrels Of Aged Whiskey Purchased [Member]
Related Party Transaction [Line Items]
Number of barrels | Integer					50
Purchases from related party | $					$ 110,600
Related Party [Member] | Barrels Of Aged Whiskey Purchased [Member] | Warrant [Member]
Related Party Transaction [Line Items]
Class of warrant exercise price | $ / shares	$ 4.00				$ 5.00										$ 5.00
Warrants issued for purchase	6,913				5,530
Related Party [Member] | Barrels Of Aged Whiskey Purchased [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Shares issued for purchase					11,060
Related Party [Member] | Cost of Aged Whiskey Purchased Per Barrel [Member]
Related Party Transaction [Line Items]
Purchases from related party | $					$ 2,212
Related Party [Member] | Cost of Aged Whiskey Purchased Barrel [Member]
Related Party Transaction [Line Items]
Purchases from related party | $					495
Related Party [Member] | Cost Of Aged Whiskey Purchased Spirits [Member]
Related Party Transaction [Line Items]
Purchases from related party | $					1,717
Related Party [Member] | Cost of Aged Whiskey Purchased To Fixed Assets [Member]
Related Party Transaction [Line Items]
Purchases from related party | $					24,750
Related Party [Member] | Cost of Aged Whiskey Purchased To Inventory [Member]
Related Party Transaction [Line Items]
Purchases from related party | $					$ 85,850
Related Party [Member] | Barrels of Aged Whiskey Sold [Member]
Related Party Transaction [Line Items]
Number of barrels | Integer				250
Purchases from related party | $				$ 166,667
Annual markup on repurchase, percent				0.15
Monthly markup on repurchase, percent				1.25%
Related Party [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Ownership percentage																4.99%
Ownership percentage threshold triggering block of warrant exercise																4.99%
Investor One [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $							$ 1,000
Investor One [Member] | May 2024 Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $								1,000
Investor Two [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $							$ 1,000
Investor Two [Member] | May 2024 Accounts Receivable Factoring Agreement [Member]
Related Party Transaction [Line Items]
Accounts receivable factoring arrangement | $								$ 1,000